UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				         Washington, D.C. 20549


						Form 13F

						Form 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds a new holdings entries.


Institutional Investment Manager Filing this report:

Name:			United Capital Financial Partners, Inc.
Address:		500 Newport Center Drive
			2nd Floor
			Newport Beach, CA  92660

13F File Number:	028-13541

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understand that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Herman
Title:	Chief Complaince Officer
Phone:	949-999-8500

Signature, Place and Date of Signing
  Michael Herman  Newport Beach, CA  May 15, 2012

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT. (check here if all holdings of this reporting manager
	are reported in this report. )

[ X ]	13F NOTICE.  (check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT. ( check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by other reporting manager{s}.)

List of Other Managers Reporting for this Manager:

SEC 13F FILE NO. 28-13508; United Capital Financial Advisers, LLC.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.